LOANS HELD FOR INVESTMENT - Portfolio Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in the activity of loan portfolio
Balance at the beginning of the period	$ 1,462,584,000	$ 958,495,000
Initial funding	159,348,000	637,222,000
Receipt of origination fees, net of costs	(1,078,000)	(7,026,000)
Additional funding	70,529,000	80,215,000
Amortizing payments	(601,000)
Loan payoffs	(446,745,000)	(209,983,000)
Loans sold to third parties (1)	(74,625,000)
Origination fee accretion	4,979,000	3,661,000	$ 2,366,000
Balance at the end of the period	1,174,391,000	1,462,584,000	958,495,000
Recognized gain or loss on sale	0
Impairment charges recognized	$ 0	$ 0	$ 0
Unleveraged effective yield (as a percent)	6.00%	6.00%
Senior mortgage loans
Change in the activity of loan portfolio
Unleveraged effective yield (as a percent)	4.90%
Transferred senior mortgage loan
Change in the activity of loan portfolio
Unleveraged effective yield (as a percent)	4.20%